American Growth Fund, Inc. (Series 1)
NPX - Proxy Voting Record
From July 1, 2017 to June 30, 2018

					Shareholder	Proposals / Identification			Cast its Vote	Recommendations of the	Cast its Vote for or	Date
Date Notified	Company	Symbol	CUSIP		Meeting Date	Voted on	Proposed		Yes or No	Board of Directors Against Management Voted
10/18/2017 Microsoft Corporation		MSFT	594918		11/29/2017	1A ELECTION OF DIRECTOR: WILLIAM H. GATES III	Issuer	Yes		For	For	11/28/2017
						1B ELECTION OF DIRECTOR: REID G. HOFFMAN	Issuer	Yes		For	For
						1C ELECTION OF DIRECTOR: HUGH F. JOHNSTON	Issuer	Yes		For	For
						1D ELECTION OF DIRECTOR: TERI L. LIST-STOLL	Issuer	Yes		For	For
						1E ELECTION OF DIRECTOR: SATYA NADELLA	Issuer	Yes		For	For
						1F ELECTION OF DIRECTOR: CHARLES H. NOSKI	Issuer	Yes		For	For
						1G ELECTION OF DIRECTOR: HELMUT PANKE	Issuer	Yes		For	For
						1H ELECTION OF DIRECTOR: SANDRA E. PETERSON	Issuer	Yes		For	For
						1I ELECTION OF DIRECTOR: PENNY S. PRITZKER	Issuer	Yes		For	For
						1J ELECTION OF DIRECTOR: CHARLES W. SCHARF	Issuer	Yes		For	For
						1K ELECTION OF DIRECTOR: ARNE M. SORENSON	Issuer	Yes		For	For
						1L ELECTION OF DIRECTOR: JOHN W. STANTON	Issuer	Yes		For	For
						1M ELECTION OF DIRECTOR: JOHN W. THOMPSON	Issuer	Yes		For	For
						1N ELECTION OF DIRECTOR: PADMASREE WARRIOR	Issuer	Yes		For	For
						2 ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER	Issuer	Yes		For	For
COMPENSATION
						3 ADVISORY VOTE ON THE REQUENCY OF FUTURE ADVISORY VOTES	Issuer	Yes		1 year	For
TO APPROVE EXECUTIVE COMPENSATION
						4 RATIFICATION OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT	Issuer	Yes		For	For
AUDITOR FOR FISCAL YEAR 2018
						5 APPROVAL OF MATERIAL TERMS OF THE PERFORMANCE GOALS	Issuer	Yes		For	For
UNDER THE EXECUTIVE INCENTIVE PLAN
						6 APPROVAL OF THE MICROSOFT CORPORATION 2017 STOCK PLAN	Issuer	Yes		For	For
12/4/2017 CISCO SYSTEMS, INC.		CSCO	17275	R102	12/11/2017	1 Election of Directors						12/4/2017
						1a Carol A. Bartz	Issuer	Yes		For	For
						1b M. Michele Burns	Issuer	Yes		For	For
						1c Michael D. Capellas	Issuer	Yes		For	For
						1d Amy L. Chang	Issuer	Yes		For	For
						1e Dr. John L. Hennessy	Issuer	Yes		For	For
						1f Dr. Kristina M. Johnson	Issuer	Yes		For	For
						1g Roderick C. McGeary	Issuer	Yes		For	For
						1h Charles H. Robbins	Issuer	Yes		For	For
						1i Arun Sarin	Issuer	Yes		For	For
						1j Brenton L. Saunders	Issuer	Yes		For	For
						1k Steven M. West	Issuer	Yes		For	For
						2 Approval of the Amendment and Restatement of the 2005 Stock Incentive Plan	Issuer	Yes		For	For

						3 Approval of the Amendment and Restatement of the Executive Incentive Plan	Issuer	Yes		For	For

						4 Approval, on an advidory basis, of executive compansation	Issuer	Yes		For	For
						5 Recommendation, on an advisory basis, on the frequency of executive	Issuer	Yes		1 Year	For
compansation votes
						6 Ratification of PricewaterhouseCoopers LLP as Cisco's independent registered	Issuer	Yes		For	For
public accounting firm for fiscal 2018
						7 Approval to require an annual report relating to Cisco's lobbying policies,	Shareholder	Yes		Against	For
procedures and activities
1/9/2018 Walgreens Boots Alliance, Inc.		WBA	931427108		1/17/2018	1 Election of 11 Directors:						1/11/2018
						1a José E. Almeida	Issuer	Yes		For	For
						1b Janice M. Babiak	Issuer	Yes		For	For
						1c David J. Brailer	Issuer	Yes		For	For
						1d William C. Foote	Issuer	Yes		For	For
						1e Ginger L. Graham	Issuer	Yes		For	For
						1f John A. Lederer	Issuer	Yes		For	For
						1g Dominic P. Murphy	Issuer	Yes		For	For
						1h Stefano Pessina	Issuer	Yes		For	For
						1i Leonard D. Schaeffer	Issuer	Yes		For	For
						1j Nancy M. Schlichting	Issuer	Yes		For	For
						1k James A. Skinner	Issuer	Yes		For	For
						2 Ratification of the appointment of Deloitte & Touche LLP as the independent	Issuer	Yes		For	For
registered public accounting firm for fiscal year 2018.
						3 Advisory vote to approve named executive officer compensation.	Issuer	Yes		For	For
						4 Advisory vote on the frequency of future advisory votes on named executive	Issuer	Yes		1 Year	For
officer compensation.
						5 Approval of the amended and restated Walgreens Boots Alliance, Inc. 2013	Issuer	Yes		For	For
Omnibus Incentive Plan.
						6 Stockholder proposal regarding the ownership threshold for calling special	Shareholder	Yes		Against	For
meetings of stockholders.
						7 Stockholder proposal requesting proxy access by-law amendment.	Shareholder	Yes		Against	For
1/18/2018 Apple Inc.		APPL	37833100		2/13/2018	1 The election to Apple's Board of Directors of the eight numinees named in the						1/19/2018
Proxy Statement

American Growth Fund, Inc. (Series 1)
NPX - Proxy Voting Record
From July 1, 2017 to June 30, 2018

				Shareholder	Proposals / Identification			Cast its Vote	Recommendations of the	Cast its Vote for or	Date
Date Notified	Company	Symbol	CUSIP	Meeting Date	Voted on	Proposed		Yes or No	Board of Directors Against Management Voted
					1a James Bell	Issuer	Yes		For	For
					1b Tim Cook	Issuer	Yes		For	For
					1c Al Gore	Issuer	Yes		For	For
					1d Bob Iger	Issuer	Yes		For	For
					1e Andrea jung	Issuer	Yes		For	For
					1f Art Levinson	Issuer	Yes		For	For
					1g Ron Sugar	Issuer	Yes		For	For
					1h Sue Wagner	Issuer	Yes		For	For
					2 Ratification of the appointment od Ernst & Young LLP as Apple's independent	Issuer	Yes		For	For
registered public accounting firm for 2018
					3 Advisory vote to approve executive compensation	Issuer	Yes		For	For
					4 Approval of the amended and restated Apple Inc. Non-Employee Director Stock	Issuer	Yes		For	For
Plan
					5 A shareholder proposal entitled "Shareholder Proxy Access Amendments"	Shareholder	Yes		Against	For
					6 A shareholder proposal entitled "Human Rights Committee"	Shareholder	Yes		Against	For
2/19/2018		FICO	303250104	2/28/2018	1 To elect eight directors to serve until the 2019 Annual Meeting and thereafter until						2/23/2018
	Fair Isaac Corporation				their successors are elected and qualified.
					1a Braden R. Kelly	Issuer	Yes		For	For
					1b A. George Battle	Issuer	Yes		For	For
					1c Mark W. Begor	Issuer	Yes		For	For
					1d James D. Kirsner	Issuer	Yes		For	For
					1e William J. Lansing	Issuer	Yes		For	For
					1f Marc F. McMorris	Issuer	Yes		For	For
					1g Joanna Rees	Issuer	Yes		For	For
					1h David A. Rey	Issuer	Yes		For	For
					2 To approve the amendment to the 2012 Long-Term Incentive Plan.	Issuer	Yes		For	For
					3 To approve the advisory (non-binding) resolution relating to the named executive	Issuer	Yes		For	For
officer compensation as disclosed in the proxy statement.
					4 To ratify the appointment of Deloitte & Touche LLP as our independent registered Issuer		Yes		For	For
public accounting firm for the fiscal year ending September 30, 2018.

3/13/2016 Starbucks Corporation		SBUX	855244109	3/21/2018	1 Election of Directors						3/16/2018
					1a Howard Schultz	Issuer	Yes		For	For
					1b Rosalind G. Brewer	Issuer	Yes		For	For
					1c Mary N. Dillon	Issuer	Yes		For	For
					1d Mellody Hobson	Issuer	Yes		For	For
					1e Kevin R. Johnson	Issuer	Yes		For	For
					1f Jørgen Vig Knudstorp	Issuer	Yes		For	For
					1g Satya Nadella	Issuer	Yes		For	For
					1h Joshua Cooper Ramo	Issuer	Yes		For	For
					1i Clara Shih	Issuer	Yes		For	For
					1j Javier G. Teruel	Issuer	Yes		For	For
					1k Myron E. Ullman, III	Issuer	Yes		For	For
					1l Craig E. Weatherup	Issuer	Yes		For	For
					2 Advisory resolution to approve our executive compensation.	Issuer	Yes		For	For
					3 Ratification of selection of Deloitte & Touche LLP as our independent registered	Issuer	Yes		For	For
public accounting firm for fiscal 2018.
					4 Proxy Access Bylaw Amendments.	Shareholder	Yes		Against	For
					5 Report on Sustainable Packaging.	Shareholder	Yes		Against	For
					6 Report on Paid Family Leave.	Shareholder	Yes		Against	For
					7 Diversity Report.	Shareholder	Yes		Against	For
4/4/2018 Honeywell International Inc.		HON	438516106	4/23/2018	1 Election of Directors						4/6/2018
					1.A Darius Adamczyk	Issuer	Yes		For	For
					1.B Duncan B. Angove	Issuer	Yes		For	For
					1.C William S. Ayer	Issuer	Yes		For	For
					1.D Kevin Burke	Issuer	Yes		For	For
					1.E Jaime Chico Pardo	Issuer	Yes		For	For
					1.F D. Scott Davis	Issuer	Yes		For	For
					1.G Linnet F. Deily	Issuer	Yes		For	For
					1.H Judd Gregg	Issuer	Yes		For	For
					1.J Clive Hollick	Issuer	Yes		For	For
					1.K George Paz	Issuer	Yes		For	For
					1.L Robin L. Washington	Issuer	Yes		For	For
					2 Advisory Vote to Approve Executive Compensation.	Issuer	Yes		For	For
					3 Approval of Independent Accountants.	Issuer	Yes		For	For
					4 Reduce Ownership Threshold Required to Call a Special Meeting of Shareowners. Issuer		Yes		For	For

					5 Independent Board Chairman.	Issuer	Yes		Against	For
					6 Report on Lobbying Payments and Policy.	Issuer	Yes		Against	For
4/6/2018 Bank of America		BAC	60505104	4/25/2018	1 Election of Directors						4/13/2018

American Growth Fund, Inc. (Series 1)
NPX - Proxy Voting Record
From July 1, 2017 to June 30, 2018

					Shareholder	Proposals / Identification			Cast its Vote	Recommendations of the	Cast its Vote for or	Date
Date Notified	Company	Symbol	CUSIP		Meeting Date	Voted on	Proposed		Yes or No	Board of Directors Against Management Voted
						1a Nominees: Sharon L. Allen	Issuer	Yes		For	For
						1b Nominees: Susan S. Bies	Issuer	Yes		For	For
						1c Nominees: Jack O. Bovender, Jr.	Issuer	Yes		For	For
						1d Nominees: Frank P. Bramble, Sr.	Issuer	Yes		For	For
						1e Nominees: Pierre J. P. de Weck	Issuer	Yes		For	For
						1f Nominees: Arnold W. Donald	Issuer	Yes		For	For
						1g Nominees: Linda P. Hudson	Issuer	Yes		For	For
						1h Nominees: Monica C. Lozano	Issuer	Yes		For	For
						1i Nominees: Thomas J. May	Issuer	Yes		For	For
						1j Nominees: Brian T. Moynihan	Issuer	Yes		For	For
						1k Nominees: Lionel L. Nowell, III	Issuer	Yes		For	For
						1l Nominees: Michael D. White	Issuer	Yes		For	For
						1m Nominees: Thomas D. Woods	Issuer	Yes		For	For
						1n Nominees: R. David Yost	Issuer	Yes		For	For
						1o Nominees: Maria T. Zuber	Issuer	Yes		For	For
						2 Approving Our Executive Compensation (an Advisory, Non-binding “Say on Pay” Issuer		Yes		For	For
Resolution)
						3 Ratifying the Appointment of Our Independent Registered Public Accounting Firm Issuer		Yes		For	For
for 2018
						4 Stockholder Proposal - Independent Board Chair	Stockholder	Yes		Against	For
4/5/2018 Charter Communications, Inc.		CHTR	16119	P108	4/25/2018	1 Election of Directors						4/6/2018
						1.a W. Lance Conn	Issuer	Yes		For	For
						1.b Kim C. Goodman	Issuer	Yes		For	For
						1.c Craig A. Jacobson	Issuer	Yes		For	For
						1.d Gregory B. Maffei	Issuer	Yes		For	For
						1.e John C. Malone	Issuer	Yes		For	For
						1.f John D. Markley, Jr.	Issuer	Yes		For	For
						1.g David C. Merritt	Issuer	Yes		For	For
						1.h Steven A. Miron	Issuer	Yes		For	For
						1.i Balan Nair	Issuer	Yes		For	For
						1.j Michael A. Newhouse	Issuer	Yes		For	For
						1.k Mauricio Ramos	Issuer	Yes		For	For
						1.l Thomas M. Rutledge	Issuer	Yes		For	For
						1.m Eric L. Zinterhofer	Issuer	Yes		For	For
						2 The ratification of the appointment of KPMG LLP as the Company’s independent	Issuer	Yes		For	For
registered public accounting firm for the year ended December 31, 2018

						3 Stockholder proposal regarding proxy access	Stockholder	Yes		Against	For
						4 Stockholder proposal regarding lobbying activities	Stockholder	Yes		Against	For
						5 Stockholder proposal regarding vesting of equity awards	Stockholder	Yes		Against	For
						6 Stockholder proposal regarding our Chairman of the Board and CEO roles	Stockholder	Yes		Against	For
4/16/2018 NewMarket Corporation		NEU	651587107		4/26/2018 1.01 Election of Directors: Phyllis L. Cothran		Issuer	Yes		For	For	4/17/2018
						1.02 Election of Directors: Mark M. Gambill	Issuer	Yes		For	For
						1.03 Election of Directors: Bruce C. Gottwald	Issuer	Yes		For	For
						1.04 Election of Directors: Thomas E. Gottwald	Issuer	Yes		For	For
						1.05 Election of Directors: Patrick D. Hanley	Issuer	Yes		For	For
						1.06 Election of Directors: H. Hiter Harris, III	Issuer	Yes		For	For
						1.07 Election of Directors: James E. Rogers	Issuer	Yes		For	For
						2 Ratification of the appointment of PricewaterhouseCoopers LLP as the	Issuer	Yes		For	For
independent registered public accounting firm for the Corporation for the fiscal year ending December 31, 2018.
						3 Approval, on an advisory basis, of the compensation of the named executive	Issuer	Yes		For	For
officers of NewMarket Corporation.
						4 In their discretion, the Proxyholders are authorized to vote upon such other	Issuer	Yes		For	For
business and matters as may properly come before the Annual Meeting.
4/12/2018 Johnson & Johnson		JNJ	478160104		4/26/2018	1 Election of Directors						4/13/2018
						1a Mary C. Beckerle	Issuer	Yes		For	For
						1b D. Scott Davis	Issuer	Yes		For	For
						1c Ian E. L. Davis	Issuer	Yes		For	For
						1d Jennifer A. Doudna	Issuer	Yes		For	For
						1e Alex Gorsky	Issuer	Yes		For	For
						1f Mark B. McClellan	Issuer	Yes		For	For
						1g Anne M. Mulcahy	Issuer	Yes		For	For
						1h William D. Perez	Issuer	Yes		For	For
						1i Charles Prince	Issuer	Yes		For	For
						1j A. Eugene Washington	Issuer	Yes		For	For
						1k Ronald A. Williams	Issuer	Yes		For	For
						2 Advisory Vote to Approve Named Executive Officer Compensation	Issuer	Yes		For	For
						3 Ratification of Appointment of PricewaterhouseCoopers LLP as the Independent	Issuer	Yes		For	For
Registered Public Accounting Firm for 2018

American Growth Fund, Inc. (Series 1)
NPX - Proxy Voting Record
From July 1, 2017 to June 30, 2018

				Shareholder	Proposals / Identification			Cast its Vote	Recommendations of the	Cast its Vote for or	Date
Date Notified	Company	Symbol	CUSIP	Meeting Date	Voted on	Proposed		Yes or No	Board of Directors Against Management Voted
					4 Shareholder Proposal – Accounting for Litigation and Compliance in Executive	Shareholder	Yes		Against	For
Compensation Performance Measures
					5 Shareholder Proposal – Amendment to Shareholder Ability to Call Special	Shareholder	Yes		Against	For
Shareholder Meeting
4/19/2018 Bristol-Myers Squibb Company		BMY	110122108	5/1/2018	1 Election of Directors						4/20/2018
					1A Peter J. Arduini	Issuer	Yes		For	For
					1B José Baselga, M.D., Ph.D.	Issuer	Yes		For	For
					1C Robert J. Bertolini	Issuer	Yes		For	For
					1D Giovanni Caforio, M.D.	Issuer	Yes		For	For
					1E Matthew W. Emmens	Issuer	Yes		For	For
					1F Michael Grobstein	Issuer	Yes		For	For
					1G Alan J. Lacy	Issuer	Yes		For	For
					1H Dinesh C. Paliwal	Issuer	Yes		For	For
					1I Theodore R. Samuels	Issuer	Yes		For	For
					1J Gerald L. Storch	Issuer	Yes		For	For
					1K Vicki L. Sato, Ph.D.	Issuer	Yes		For	For
					1L Karen H. Vousden, Ph.D.	Issuer	Yes		For	For
					2 Advisory vote to approve the compensation of our Named Executive Officers	Issuer	Yes		For	For

					3 Ratification of the appointment of an independent registered public accounting	Issuer	Yes		For	For
firm
					4 Shareholder Proposal on Annual Report Disclosing How Risk Related to Public	Shareholder	Yes		Against	For
Concern Over Drug Prising Strategies are Incorporated into Incentive
Compansation Plans
					5 Shareholder Proposal to Lower the Share Ownership Threshold to Call Special	Shareholder	Yes		Against	For
Shareholder Meetings
4/24/2018 Selective Insurance Group, Inc.		SIGI	816300107	5/2/2018	1 Election of Directors						4/27/2018
					1.01 PAUL D. BAUER	Issuer	Yes		For	For
					1.02 JOHN C. BURVILLE	Issuer	Yes		For	For
					1.03 ROBERT KELLY DOHERTY	Issuer	Yes		For	For
					1.04 THOMAS A. MCCARTHY	Issuer	Yes		For	For
					1.05 H. ELIZABETH MITCHELL	Issuer	Yes		For	For
					1.06 MICHAEL J. MORRISSEY	Issuer	Yes		For	For
					1.07 GREGORY E. MURPHY	Issuer	Yes		For	For
					1.08 CYNTHIA S. NICHOLSON	Issuer	Yes		For	For
					1.09 RONALD L. O’KELLEY	Issuer	Yes		For	For
					1.10 WILLIAM M. RUE	Issuer	Yes		For	For
					1.11 JOHN S. SCHEID	Issuer	Yes		For	For
					1.12 J. BRIAN THEBAULT	Issuer	Yes		For	For
					1.13 PHILIP H. URBAN	Issuer	Yes		For	For
					2 Approve, on an advisory basis, the compensation of Selective's named executive	Issuer	Yes		For	For
officers as disclosed in the accompanying proxy statement.
					3 Approve the amendment and restatement if the Selective Insurance Group, Inc.	Issuer	Yes		For	For
Omnibus Stoack Plan.
					4 Ratify the appointment of KPMG LLP as Selective's independent regisatered	Issuer	Yes		For	For
public acounting firm for the fiscal year ending December 31, 2018

4/26/2018 The Middleby Corporation		MIDD	596278101	5/8/2018	1 Election of Directors						4/27/2018
					1.01 Selim A. Bassoul	Issuer	Yes		For	For
					1.02 Sarah Palisi Chapin	Issuer	Yes		For	For
					1.03 Robert B. Lamb	Issuer	Yes		For	For
					1.04 Cathy L. McCarthy	Issuer	Yes		For	For
					1.05 John R. Miller III	Issuer	Yes		For	For
					1.06 Gordon O'Brien	Issuer	Yes		For	For
					1.07 Nassem Ziyad	Issuer	Yes		For	For
					2 Ratification of the selection of Ernst & Young LLP as the Company's independent Issuer		Yes		For	For
public accountants dor the current fiscal year ended December 29, 2018;

					3 Approval, by an advisory vote, of the 2017 compensation of the Company's named Issuer		Yes		For	For
executive officers, as disclosed pursuant to the compansation disclosure rules of the Securities and Exchange Commission ("SEC");
					4 Stockholder proposal regarding ESG reporting.	Stockholder	Yes		Against	For
4/19/2018 NUCOR CORPORATION		NUE	670346105	5/10/2018	1 Election of the seven nominees as directors						4/20/2018
					1.01 Lloyd J. Austin III	Issuer	Yes		For	For
					1.02 Patrick J. Dempsey	Issuer	Yes		For	For
					1.03 John J. Ferriola	Issuer	Yes		For	For
					1.04 Victoria F. Haynes, Ph.D.	Issuer	Yes		For	For
					1.05 Christopher J. Kearney	Issuer	Yes		For	For
					1.06 Laurette T. Koellner	Issuer	Yes		For	For
					1.07 John H. Walker	Issuer	Yes		For	For

American Growth Fund, Inc. (Series 1)
NPX - Proxy Voting Record
From July 1, 2017 to June 30, 2018

					Shareholder	Proposals / Identification			Cast its Vote	Recommendations of the	Cast its Vote for or	Date
Date Notified	Company	Symbol	CUSIP		Meeting Date	Voted on	Proposed		Yes or No	Board of Directors Against Management Voted
						2 Ratification of PricewaterhouseCoopers LLP as Nucor’s independent registered	Issuer	Yes		For	For
public accounting firm for the year ending December 31, 2018
						3 Approval, on an advisory basis, of Nucor’s named executive officer compensation	Issuer	Yes		For	For
in 2017
						4 Stockholder proposal regarding political lobbying report	Stockholder	Yes		Against	For
5/9/2018 MARKEL CORPORATION		MKL	905399101		5/14/2018	1 Election of Directors						5/10/2018
						1A J. Alfred Broaddus, Jr.	Issuer	Yes		For	For
						1B K. Bruce Connell	Issuer	Yes		For	For
						1C Thomas S. Gayner	Issuer	Yes		For	For
						1D Stewart M. Kasen	Issuer	Yes		For	For
						1E Alan I. Kirshner	Issuer	Yes		For	For
						1F Diane Leopold	Issuer	Yes		For	For
						1G Lemuel E. Lewis	Issuer	Yes		For	For
						1H Anthony F. Markel	Issuer	Yes		For	For
						1I Steven A. Markel	Issuer	Yes		For	For
						1J Darrell D. Martin	Issuer	Yes		For	For
						1K Michael O’Reilly	Issuer	Yes		For	For
						1L Michael J. Schewel	Issuer	Yes		For	For
						1M Richard R. Whitt, III	Issuer	Yes		For	For
						1N Debora J. Wilson	Issuer	Yes		For	For
						2 Advisory vote on approval of executive compansation	Issuer	Yes		For	For
						3 Ratify the selection of KPMG LLP by the Audit Committee of the Board of	Issuer	Yes		For	For
Directors as the Company's independent registered public accounting firm for the year ending December 31, 2018
5/3/2018 WASTE MANAGEMENT, INC.		WM	94106	L109	5/14/2018	1 Election of Directors						5/4/2018
						1a Bradbury H. Anderson	Issuer	Yes		For	For
						1b Frank M. Clark, Jr.	Issuer	Yes		For	For
						1c James C. Fish, Jr.	Issuer	Yes		For	For
						1d Andrés R. Gluski	Issuer	Yes		For	For
						1e Patrick W. Gross	Issuer	Yes		For	For
						1f Victoria M. Holt	Issuer	Yes		For	For
						1g Kathleen M. Mazzarella	Issuer	Yes		For	For
						1h John C. Pope	Issuer	Yes		For	For
						1i Thomas H. Weidemeyer	Issuer	Yes		For	For
						2 Ratification of the appointment of Ernst & Young LLP as the independent	Issuer	Yes		For	For
registered public accounting firm for 2018.
						3 Approval of our executive compensation.	Issuer	Yes		For	For
						4 Stockholder proposal regarding a policy restricting accelerated vesting of equity	Stockholder	Yes		Against	For
awards upon a change in control, if properly presented at the meeting.

5/2/2018 JPMORGAN CHASE & CO.		JPM	46625	H100	5/15/2018	1 Election of Directors						5/4/2018
						1a Linda B. Bammann	Issuer	Yes		For	For
						1b James A. Bell	Issuer	Yes		For	For
						1c Stephen B. Burke	Issuer	Yes		For	For
						1d Todd A. Combs	Issuer	Yes		For	For
						1e James S. Crown	Issuer	Yes		For	For
						1f James Dimon	Issuer	Yes		For	For
						1g Timothy P. Flynn	Issuer	Yes		For	For
						1h Mellody Hobson	Issuer	Yes		For	For
						1i Laban P. Jackson, Jr.	Issuer	Yes		For	For
						1j Michael A. Neal	Issuer	Yes		For	For
						1k Lee R. Raymond	Issuer	Yes		For	For
						1l William C. Weldon	Issuer	Yes		For	For
						2 Ratification of special meeting provisions in the Firm's By-Laws	Issuer	Yes		For	For
						3 Advisory resolution to approve executive compensation	Issuer	Yes		For	For
						4 Approval of Amended and Restated Long-Term Incentive Plan effective May 15,	Issuer	Yes		For	For
2018
						5 Ratification of independent registered public accounting firm	Issuer	Yes		For	For
						6 Independent Board chairman	Stockholder	Yes		Against	For
						7 Vesting for government service	Stockholder	Yes		Against	For
						8 Proposal to report on investments tied to genocide	Stockholder	Yes		Against	For
						9 Cumulative voting	Stockholder	Yes		Against	For
5/2/2018 THE HOME DEPOT, INC.		HD	437076102		5/17/2018	1 Election of Directors						5/4/2018
						1a Gerard J. Arpey	Issuer	Yes		For	For
						1b Ari Bousbib	Issuer	Yes		For	For
						1c Jeffery H. Boyd	Issuer	Yes		For	For
						1d Gregory D. Brenneman	Issuer	Yes		For	For
						1e J. Frank Brown	Issuer	Yes		For	For
						1f Albert P. Carey	Issuer	Yes		For	For
						1g Armando Codina	Issuer	Yes		For	For

American Growth Fund, Inc. (Series 1)
NPX - Proxy Voting Record
From July 1, 2017 to June 30, 2018

					Shareholder	Proposals / Identification			Cast its Vote	Recommendations of the	Cast its Vote for or	Date
Date Notified	Company	Symbol	CUSIP		Meeting Date	Voted on	Proposed		Yes or No	Board of Directors Against Management Voted
						1h Helena B. Foulkes	Issuer	Yes		For	For
						1i Linda R. Gooden	Issuer	Yes		For	For
						1j Wayne M. Hewett	Issuer	Yes		For	For
						1k Stephanie C. Linnartz	Issuer	Yes		For	For
						1l Craig A. Menear	Issuer	Yes		For	For
						1m Mark Vadon	Issuer	Yes		For	For
						2 Ratification of the Appointment of KPMG LLP	Issuer	Yes		For	For
						3 Advisory Vote to Approve Executive Compensation (“Say-on-Pay”)	Issuer	Yes		For	For
						4 Shareholder Proposal Regarding Semi-Annual Report on Political Contributions	Shareholder	Yes		Against	For

						5 Shareholder Proposal Regarding EEO-1 Disclosure	Shareholder	Yes		Against	For
						6 Shareholder Proposal to Reduce the Threshold to Call Special Shareholder	Shareholder	Yes		Against	For
Meetings to 10% of Outstanding Shares
						7 Shareholder Proposal Regarding Amendment of Compensation Clawback Policy	Shareholder	Yes		Against	For

5/1/2018 Intel Corporation		INTC	458140100		5/17/2018	1 Election of Directors						5/4/2018
						1a Aneel Bhusri	Issuer	Yes		For	For
						1b Andy D. Bryant	Issuer	Yes		For	For
						1c Reed E. Hundt	Issuer	Yes		For	For
						1d Omar Ishrak	Issuer	Yes		For	For
						1e Brian M. Krzanich	Issuer	Yes		For	For
						1f Risa Lavizzo-Mourey	Issuer	Yes		For	For
						1g Tsu-Jae King Liu	Issuer	Yes		For	For
						1h Gregory D. Smith	Issuer	Yes		For	For
						1i Andrew Wilson	Issuer	Yes		For	For
						1j Frank D. Yeary	Issuer	Yes		For	For
						2 Ratification of selection of Ernst & Young LLP as our independent registered	Issuer	Yes		For	For
public accounting firm for 2018
						3 Advisory vote to approve executive compensation	Issuer	Yes		For	For
						4 Stockholder proposal on whether to allow stockholders to act by written consent, if Stockholder		Yes		Against	For
properly presented
						5 Stockholder proposal on whether the chairman of the board should be an	Stockholder	Yes		Against	For
independent director, if properly presented
						6 Stockholder proposal requesting a political contributions cost-benefit analysis	Stockholder	Yes		Against	For
report, if properly presented
5/2/2018 Kansas City Southern		KSU	485170302		5/17/2018	1 Election of Directors:						5/4/2018
						1.01 Lydia I. Beebe	Issuer	Yes		For	For
						1.02 Lu M. Cordova	Issuer	Yes		For	For
						1.03 Robert J. Druten	Issuer	Yes		For	For
						1.04 Terrence P. Dunn	Issuer	Yes		For	For
						1.05 Antonio O. Garza, Jr.	Issuer	Yes		For	For
						1.06 David Garza-Santo	Issuer	Yes		For	For
						1.07 Janet H. Kennedy	Issuer	Yes		For	For
						1.08 Mitchell J. Krebs	Issuer	Yes		For	For
						1.09 Henry J. Maier	Issuer	Yes		For	For
						1.10 Thomas A. McDonnell	Issuer	Yes		For	For
						1.11 Patrick J. Ottensmeyer	Issuer	Yes		For	For
						1.12 Rodney E. Slater	Issuer	Yes		For	For
						2 Ratification of the Audit Committee’s selection of PricewaterhouseCoopers LLP as Issuer		Yes		For	For
our independent registered public accounting firm for 2018.
						3 Advisory (non-binding) vote approving the 2017 compensation of our named	Issuer	Yes		For	For
executive officers.
						4 Approval of a stockholder proposal to allow stockholder action by written consent. Stockholder		Yes		Against	For

5/1/2018 U.S. CONCRETE, INC.		USCR	90333	L102	5/17/2018	1 Election of Directors						5/4/2018
						1.01 William J Sandbrook	Issuer	Yes		For	For
						1.02 Kurt M. Cellar	Issuer	Yes		For	For
						1.03 Michael D. Lundin	Issuer	Yes		For	For
						1.04 Robert M. Rayner	Issuer	Yes		For	For
						1.05 Colin M. Sutherland	Issuer	Yes		For	For
						1.06 Theodore P. Rossi	Issuer	Yes		For	For
						2 Ratification of the appointment of Ernst & Young LLP as the independent	Issuer	Yes		For	For
registered public accounting firm of the Company for the year ending December
31, 2018.
						3 Cast a non-binnding, advisory vote on the compensation of the Company's named	Issuer	Yes		For	For
executive officers as disclosed in these materials.
5/3/2018 Chemed Corporation		CHE	16359	R103	5/21/2018	1 Election of Directors:						5/4/2018
						1.01 Kevin J. McNamara	Issuer	Yes		For	For
						1.02 Joel F. Gemunder	Issuer	Yes		For	For
						1.03 Patrick P. Grace	Issuer	Yes		For	For

American Growth Fund, Inc. (Series 1)
NPX - Proxy Voting Record
From July 1, 2017 to June 30, 2018

					Shareholder	Proposals / Identification			Cast its Vote	Recommendations of the	Cast its Vote for or	Date
Date Notified	Company	Symbol	CUSIP		Meeting Date	Voted on	Proposed		Yes or No	Board of Directors Against Management Voted
						1.04 Thomas C. Hutton	Issuer	Yes		For	For
						1.05 Walter L. Krebs	Issuer	Yes		For	For
						1.06 Andrea R. Lindell	Issuer	Yes		For	For
						1.07 Thomas P. Rice	Issuer	Yes		For	For
						1.08 Donald E. Saunders	Issuer	Yes		For	For
						1.09 George J. Walsh III	Issuer	Yes		For	For
						1.10 Frank E. Wood	Issuer	Yes		For	For
						2 Approval and Adoption of the 2018 Stock Incentive Plan.	Issuer	Yes		For	For
						3 Ratification of Audit Committee's selection of PricewaterhouseCoopers LLP as	Issuer	Yes		For	For
independent accountants for 2018.
						4 Advisory vote to approve executive compensation	Issuer	Yes		For	For
						5 Shareholder proposal seeking amendment of our current proxy access bylaws.	Shareholder	Yes		Against	For

5/10/2018 Amgen Inc.		AMGN	31162100		5/22/2018	1 Toelect thirteen directors to the Board of Directors of Amgen Inc. for a term of						5/11/2018
office expiring at the 2019 annual meeting of stockholders. The nominees for election to the Board of Directors are:
						Dr. Wanda M. Austin	Issuer	Yes		For	For
						Mr. Robert A. Bradway	Issuer	Yes		For	For
						Dr. Brian J. Druker	Issuer	Yes		For	For
						Mr. Robert A. Eckert	Issuer	Yes		For	For
						Mr. Greg C. Garland	Issuer	Yes		For	For
						Mr. Fred Hassan	Issuer	Yes		For	For
						Dr. Rebecca M. Henderson	Issuer	Yes		For	For
						Mr. Frank C. Herringer	Issuer	Yes		For	For
						Mr. Charles M. Holley, Jr.	Issuer	Yes		For	For
						Dr. Tyler Jacks	Issuer	Yes		For	For
						Ms. Ellen J. Kullman	Issuer	Yes		For	For
						Dr. Ronald D. Sugar	Issuer	Yes		For	For
						Dr. R. Sanders Williams	Issuer	Yes		For	For
						2 Advisory vote to approve our executive compensation	Issuer	Yes		For	For
						3 To ratify the selection of Ernst & Young LLP as our independent registered public Issuer		Yes		For	For
accountants for the fiscal year ending December 31, 2018
						4 Stockholder proposal for an annual report on the exytent to which risks related to	Stockholder	Yes		Against	For
public concern over drug Pricing strategies are integrated into our executive incentive compensation
5/3/2018 Flowserve		FLS	34354	P105	5/24/2018	1 Election of Directors - 2019						5/4/2018
						1a R. Scott Rowe	Issuer	Yes		For	For
						1b Ruby R. Chandy	Issuer	Yes		For	For
						1c Leif E. Darner	Issuer	Yes		For	For
						1d Gayla J. Delly	Issuer	Yes		For	For
						1e Roger L. Fix	Issuer	Yes		For	For
						1f John R. Friedery	Issuer	Yes		For	For
						1g Joe E. Harlan	Issuer	Yes		For	For
						1h Rick J. Mills	Issuer	Yes		For	For
						1i David E. Roberts	Issuer	Yes		For	For
						2 Advisory vote on executive compensation.	Issuer	Yes		For	For
						3 Ratify the appointment of PricewaterhouseCoopers as the Company's independent	Issuer	Yes		For	For
registered public accounting firm for 2018.
						4 A shareholder proposal requesting the Company to adopt time-bound, quantative,	Stockholder	Yes		Against	For
company-wide, science-based targets for reducing greenhouse gas (GHG)
emissions.
						5 A shareholder proposal requesting the Board of Directors take action to permit	Stockholder	Yes		Against	For
shareholder action by writen consent.
5/7/2018 Lincoln National Corporation		LNC	534187109		5/25/2018	1 The election of eleven directors for a one-year term expiring at the 2019 Annual						5/11/2018
Meeting
						1.01 Deirdre P. Connelly	Issuer	Yes		For	For
						1.02 William H. Cunningham	Issuer	Yes		For	For
						1.03 Dennis R. Glass	Issuer	Yes		For	For
						1.04 George W. Henderson, III	Issuer	Yes		For	For
						1.05 Eric G. Johnson	Issuer	Yes		For	For
						1.06 Gary C. Kelly	Issuer	Yes		For	For
						1.07 M. Leanne Lachman	Issuer	Yes		For	For
						1.08 Michael F. Mee	Issuer	Yes		For	For
						1.09 Patrick S. Pittard	Issuer	Yes		For	For
						1.10 Isaiah Tidwell	Issuer	Yes		For	For
						1.11 Lynn M. Utter	Issuer	Yes		For	For
						2 The retification of the appointment of Ernst & Young LLP as the independent	Issuer	Yes		For	For
registered public accounting firm for 2018.
						3 The approval of an advisory resolution on the compensation of our named	Issuer	Yes		For	For
executive officers.

American Growth Fund, Inc. (Series 1)
NPX - Proxy Voting Record
From July 1, 2017 to June 30, 2018

					Shareholder	Proposals / Identification			Cast its Vote	Recommendations of the	Cast its Vote for or	Date
Date Notified	Company	Symbol	CUSIP		Meeting Date	Voted on	Proposed		Yes or No	Board of Directors Against Management Voted
						4 Shareholder proposal to amend our bylaws to permit shaerholders owning an	Shareholder	Yes		Against	For
aggregate of at least 10% of our outstanding common stock to call a special meeting.
5/23/2018 Facebook		FB	30303	M102	5/31/2018	1.01 Election of Directors: Marc L. Andreessen	Issuer	Yes		For	For	5/25/2018
						1.02 Election of Directors: Erskine B. Bowles	Issuer	Yes		For	For
						1.03 Election of Directors: Kenneth I. Chenault	Issuer	Yes		For	For
						1.04 Election of Directors: Susan D Desmond-Hellmann	Issuer	Yes		For	For
						1.05 Election of Directors: Reed Hastings	Issuer	Yes		For	For
						1.06 Election of Directors: Jan Koum	Issuer	Yes		For	For
						1.07 Election of Directors: Sheryl K. Sandberg	Issuer	Yes		For	For
						1.08 Election of Directors: Peter A. Thiel	Issuer	Yes		For	For
						1.09 Election of Directors: Mark Zuckerberg	Issuer	Yes		For	For
						2 To ratify the appointment of Ernst & Young LLP as our independent registered	Issuer	Yes		For	For
public accounting firm for the fiscal year ending December 31, 2018.

						3 A stockholder proposal regarding change in stockholder voting.	Stockholder	Yes		Against	For
						4 A stockholder proposal regarding a risk oversight committee.	Stockholder	Yes		Against	For
						5 A stockholder proposal regarding simple majority vote.	Stockholder	Yes		Against	For
						6 A stockholder proposal regarding a content governance report.	Stockholder	Yes		Against	For
						7 A stockholder proposal regarding median pay by gender.	Stockholder	Yes		Against	For
						8 A stockholder proposal regarding tax principles	Stockholder	Yes		Against	For
5/22/2018 Alphabet Inc.		GOOGL	02079	K107	6/6/2018	1 Election of Directors						5/25/2018
						1.01 Nominees: Larry Page	Issuer	Yes		For	For
						1.02 Nominees: Sergey Brin	Issuer	Yes		For	For
						1.03 Nominees: Eric E. Schmidt	Issuer	Yes		For	For
						1.04 Nominees: L. John Doerr	Issuer	Yes		For	For
						1.05 Nominees: Roger W. Ferguson, Jr.	Issuer	Yes		For	For
						1.06 Nominees: Diane B. Greene	Issuer	Yes		For	For
						1.07 Nominees: John L. Hennessy	Issuer	Yes		For	For
						1.08 Nominees: Ann Mather	Issuer	Yes		For	For
						1.09 Nominees: Alan R. Mulally	Issuer	Yes		For	For
						1.10 Nominees: Sundar Pichai	Issuer	Yes		For	For
						1.12 Nominees: K. Ram Shriram	Issuer	Yes		For	For
						2 The ratification of the appointment of Ernst & Young LLP as Alphabet’s	Issuer	Yes		For	For
independent registered public accounting firm for the fiscal year ending December
31, 2018.
						3 The approval of amendments to Alphabet’s 2012 Stock Plan to increase the share	Issuer	Yes		For	For
reserve by 11,500,000 shares of Class C capital stock and to prohibit the repricing of stock options granted under the 2012 Stock Plan without stockholder approval.

						4 A stockholder proposal regarding equal shareholder voting, if properly presented at Stockholder		Yes		Against	For
the meeting.
						5 A stockholder proposal regarding a lobbying report, if properly presented at the	Stockholder	Yes		Against	For
meeting.
						6 A stockholder proposal regarding a report on gender pay, if properly presented at	Stockholder	Yes		Against	For
the meeting.
						7 A stockholder proposal regarding simple majority vote, if properly presented at the Stockholder		Yes		Against	For
meeting.
						8 A stockholder proposal regarding a sustainability metrics report, if properly	Stockholder	Yes		Against	For
presented at the meeting.
						9 A stockholder proposal regarding board diversity and qualifications, if properly	Stockholder	Yes		Against	For
presented at the meeting.
						10 A stockholder proposal regarding a report on content governance, if properly	Stockholder	Yes		Against	For
presented at the meeting.
5/25/2018 Netflix Inc.		NFLX	64110	L106	6/6/2018	1 To elect four Class I directors to hold office until the 2021 Annual Meeting of						6/1/2018
Stockholders.
						1a Richard N. Barton	Issuer	Yes		For	For
						1b Rodolphe Belmer	Issuer	Yes		For	For
						1c Bradford L. Smith	Issuer	Yes		For	For
						1d Anne M. Sweeney	Issuer	Yes		For	For
						2 To ratify the appointment of Ernst & Young LLP as the Company’s independent	Issuer	Yes		For	For
registered public accounting firm for the year ending December 31, 2018.

						3 Advisory approval of the Company’s executive officer compensation.	Issuer	Yes		For	For
						4 Stockholder proposal to allow holders of an aggregate of 15% of outstanding	Stockholder	Yes		Against	For
common stock to call special shareholder meeting, if properly presented at the meeting.
						5 Stockholder proposal regarding proxy access bylaw for director nominees by	Stockholder	Yes		Against	For
stockholders, if properly presented at the meeting.

American Growth Fund, Inc. (Series 1)
NPX - Proxy Voting Record
From July 1, 2017 to June 30, 2018

					Shareholder	Proposals / Identification			Cast its Vote	Recommendations of the	Cast its Vote for or	Date
Date Notified	Company	Symbol	CUSIP		Meeting Date	Voted on	Proposed		Yes or No	Board of Directors Against Management Voted
						6 Stockholder proposal regarding clawback policy, if properly presented at the	Stockholder	Yes		Against	For
meeting.
						7 Stockholder proposal regarding shareholder right to act by written consent, if	Stockholder	Yes		Against	For
properly presented at the meeting.
						8 Stockholder proposal regarding simple majority vote, if properly presented at the	Stockholder	Yes		Against	For
meeting.
						9 Stockholder proposal to amend Sections 2.8 and 3.3 of the bylaws to provide for	Stockholder	Yes		Against	For
the election of directors in uncontested elections by a majority vote of shares voted, if properly presented at the meeting.
6/6/2018 Biogen Inc.		BIIB	09062	X103	6/12/2018	1 Election of Directors. To elect the eleven director nominees numbered 1a through						6/8/2018
1k to serve for a one-year term evtending until the 2019 annual meeting of stockholders and their successors are duly elected and qualified.
						1a Alexander J. Denner	Issuer	Yes		For	For
						1b Caroline D. Dorsa	Issuer	Yes		For	For
						1c Nancy L. Leaming	Issuer	Yes		For	For
						1d Richard C. Mulligan	Issuer	Yes		For	For
						1e Robert W. Pangia	Issuer	Yes		For	For
						1f Stelios Papadopoulos	Issuer	Yes		For	For
						1g Brian S. Posner	Issuer	Yes		For	For
						1h Eric K. Rowinsky	Issuer	Yes		For	For
						1j Lynn Schenk	Issuer	Yes		For	For
						1k Stephen A. Sherwin	Issuer	Yes		For	For
						1l Michel Vounatsos	Issuer	Yes		For	For
						2 To ratify the selection of PricewaterhouseCoopers LLP as Biogen Inc.'s	Issuer	Yes		For	For
independent registered public accounting firm for the fiscal year ending December
31, 2018
						3 Say on pay - To approve an advisory vote on executive compansation.	Issuer	Yes		For	For
						4 Stockholder proposal requesting certain proxy access bylaw amendments.	Stockholder	Yes		Against	For
						5 Stockholder proposal requesting a report on the extent to which risks related to	Stockholder	Yes		Against	For
public concern over drug pricing strategies are integrated into incentive compansation arrangements.
5/29/2018 Caterpillar, Inc.		CAT	149123101		6/13/2018	1 Election of the following nominees as directors:						6/1/2018
						1.01 Kelly A. Ayotte	Issuer	Yes		For	For
						1.02 David L. Calhoun	Issuer	Yes		For	For
						1.03 Daniel M. Dickinson	Issuer	Yes		For	For
						1.04 Juan Gallardo	Issuer	Yes		For	For
						1.05 Dennis A. Muilenburg	Issuer	Yes		For	For
						1.06 William A. Osborn	Issuer	Yes		For	For
						1.07 Debra L. Reed	Issuer	Yes		For	For
						1.08 Edward B. Rust, Jr.	Issuer	Yes		For	For
						1.09 Susan C. Schwab	Issuer	Yes		For	For
						1.10 D. James Umpleby III	Issuer	Yes		For	For
						1.11 Miles D. White	Issuer	Yes		For	For
						1.12 Rayford Wilkins, Jr.	Issuer	Yes		For	For
						2 Ratify the appointment of independent registered public accounting firm for 2018.	Issuer	Yes		For	For

						3 Advisory vote to approve executive compensation.	Issuer	Yes		For	For
						4 Shareholder Proposal – Decrease percent of ownership required to call special	Shareholder	Yes		Against	For
shareholder meeting.
						5 Shareholder Proposal – Amend the Company’s compensation clawback policy.	Shareholder	Yes		Against	For

						6 Shareholder Proposal – Require human rights qualifications for director nominees. Shareholder		Yes		Against	For

6/1/2018 DOLLAR TREE, INC.		DLTR	256746108		6/14/2018	1 Election of Directors						6/8/2018
						1.01 Arnold S. Barron	Issuer	Yes		For	For
						1.02 Gregory M. Bridgeford	Issuer	Yes		For	For
						1.03 Mary Anne Cirino	Issuer	Yes		For	For
						1.04 Conrad M. Hall	Issuer	Yes		For	For
						1.05 Lemuel E. Lewis	Issuer	Yes		For	For
						1.06 Jeffrey G. Naylor	Issuer	Yes		For	For
						1.07 Gary M. Philbin	Issuer	Yes		For	For
						1.08 Bob Sasser	Issuer	Yes		For	For
						1.09 Thomas A. Saunders III	Issuer	Yes		For	For
						1.10 Stephanie P. Stahl	Issuer	Yes		For	For
						1.11 Thomas E. Whiddon	Issuer	Yes		For	For
						1.12 Carl P. Zeihaml	Issuer	Yes		For	For
						2 To Approve, on an Advisory Basis, the Compansation of the Company's Named	Issuer	Yes		For	For
Executive Officers
						3 To Ratify the Selection of KPMG LLP as the Company's Independent Registered	Issuer	Yes		For	For
Publis Accounting Firm

American Growth Fund, Inc. (Series 1)
NPX - Proxy Voting Record
From July 1, 2017 to June 30, 2018

				Shareholder	Proposals / Identification				Cast its Vote	Recommendations of the	Cast its Vote for or	Date
Date Notified	Company	Symbol	CUSIP	Meeting Date	Voted on		Proposed		Yes or No	Board of Directors	Against Management	Voted
6/14/2018 Balchem		BCPC	57665200	6/20/2018	1.1 Election of Directors Paul D. Coombs	Issuer		Yes		For	For	6/15/2018
					1.2 Election of Directors Daniel E. Knutson	Issuer		Yes		For	For
					2 Ratification of the appointment of RSM US LLP as the Company's independent	Issuer		Yes		For	For
registered public accounting firm for the year 2018.
					3 Non-binding advisory approval of Named Executive Officers compensation as	Issuer		Yes		For	For
described in the Proxy Statement.